Unique LoanID	TPMT_2019_1_GROUP	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
110001	1	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
								RB	B	B	B
110004	1	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								RB	B	B	B
110005	1	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Commitment Letter
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Lock In Disclosure
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing Dual Capacity Disclosure
[2]   State - Missing signed Notice of Mortgage Broker Fee
[2]   State - Missing Choice of Settlement Agent Disclosure
[2]   State - Missing Appraisal Notice
[2]   State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority
[2]   Initial GFE Missing
[2]   Initial TIL Missing
					YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	RD	D	D	D
110006	1	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing
Finance charges under disclosed by $198.95 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Lender credit on line 205 for $200 which is un-itemized therefore excluded.
						Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B